Other Payables and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB	USD

Payroll and welfare payables	128,521	85,480	11,933
Other liabilities	13,367	5,899	823
Proceed from PIPE investors	-	141,198	19,710
Total	141,888	232,577	32,466